Filed with the Securities and Exchange Commission on August 24, 2026
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	652	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	653	[	X	]
(Check appropriate box or boxes.)
MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Christopher D. Menconi, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box)

[	X	]	immediately upon filing pursuant to Rule 485(b)
[		]	On (date) pursuant to Rule 485(b)
[		]	60 days after filing pursuant to Rule(a)(1)
[		]	on (date) pursuant to Rule(a)(1)
[		]	75 days after filing pursuant to Rule(a)(2)
[		]	on (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Explanatory Note: This Post-Effective Amendment No. 652 to the Registration Statement of Managed Portfolio Series
(the “Trust”) is being filed for the purpose of responding to SEC comments as well as making other permissible changes under Rule 485(b).

Ticker Symbol

KENSINGTON PREMIUM OPPORTUNITIES ETF	(KPO)
Listed on Cboe BZX Exchange, Inc.
PROSPECTUS
August 24, 2026
These securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and
Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Table of Contents

FUND SUMMARY .........................................................................................................................................................................	1
Kensington Premium Opportunities ETF ...................................................................................................................................	1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND RELATED RISKS ....................................	6
Investment Objective ..................................................................................................................................................................	6
Principal Investment Risks ..........................................................................................................................................................	7
Fund Holdings Disclosure ...........................................................................................................................................................	10
Cybersecurity ..............................................................................................................................................................................	10
MANAGEMENT.............................................................................................................................................................................	11
Investment Adviser and Sub-Adviser .........................................................................................................................................	11
Portfolio Managers ......................................................................................................................................................................	11
BUYING AND SELLING FUND SHARES .................................................................................................................................	12
OTHER CONSIDERATIONS .......................................................................................................................................................	13
DIVIDENDS, DISTRIBUTIONS AND TAXES ..........................................................................................................................	14
ADDITIONAL INFORMATION ..................................................................................................................................................	15
FINANCIAL HIGHLIGHTS .........................................................................................................................................................	16
1

FUND SUMMARY
KENSINGTON PREMIUM OPPORTUNITIES ETF
Investment Objective: The Kensington Premium Opportunities ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the
Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.95%
Distribution and/or Service (12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.95%
(1)Kensington Asset Management, LLC (the “Adviser”) has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii)
extraordinary expenses; (iv) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment
Company Act of 1940, as amended (“1940 Act”); (v) interest and taxes of any kind or nature; (vi) any fees and expenses related to the provision of securities lending services; (vii) the advisory fee payable to the Adviser; and (viii) all costs incurred in connection with shareholder meetings and all proxy solicitations
(except for such shareholder meetings and proxy solicitations related to: (a) changes to the Adviser’s investment advisory agreement, (b) changes in control at the
Adviser or a sub-adviser, (c) the election of any Board member who is an “interested person” of the Adviser (as that term is defined under Section 2(a)(19) of the
1940 Act), (d) matters initiated by the Adviser, or (e) any other matters that directly benefit the Adviser).
(2)Other Expenses are estimated since the Fund had not launched as of the date of this prospectus.
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$97	$303
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.
Principal Investment Strategies
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by utilizing options strategies to seek to accomplish each of the following:
•create long synthetic exposure to U.S. equity markets as represented by each of the S&P 500® Index (the “S&P 500”) and the
Nasdaq-100® Index (the “N100”) (each, an “Index” and, together, the “Indices”), with the ability to participate in a portion of the Indices’ potential increases in value;
•provide some downside protection during significant declines in the value of the Indices; and
•generate options premiums to contribute to the Fund’s overall returns.
I.Long Synthetic Exposure
The foundation of the Fund’s strategy involves creating long synthetic exposure to each of the S&P 500 and N100 through the use of options strategies. This exposure is targeted at 100% notional exposure to each Index (for a total of 200% aggregate exposure),
2
meaning each dollar invested in the Fund is expected to provide approximately one dollar of exposure to the S&P 500 and approximately one dollar of exposure to the N100, minus the cost of the portfolio hedges (described below) and other financing costs.
The Fund’s strategy results in economic exposure in excess of its net assets (i.e., leveraged exposure), which will increase volatility and magnify gains and losses.
The core strategy utilized to gain this synthetic exposure is to purchase monthly out-of-the-money call options on each Index. Out-of-
the-money call options are options to buy a particular asset at a price or value (i.e., the strike price) above the current price or value of the asset. As a result, the Fund will typically participate in positive returns for a particular Index beyond the strike price of the call options utilized to gain such synthetic exposure (i.e., participation by the Fund in gains experienced by the Indices will typically be just a portion of the overall gains experienced by the Indices). In addition, there could be periods during which an Index has positive returns, but the Fund has no or limited participation in such gains because the returns are below the strike price of its call options. Prior to expiration, the value of the various option positions will change in value based on the value of the Indices, market volatility and time left to expiration. In a rising market these options may increase in value and generate some gains for the Fund up to the strike price.
II.Potential for Some Downside Protection
During periods when the Indices have negative returns, the Fund will typically bear such losses. However, the Fund will seek to minimize outsized losses during significant market declines through the use of quarterly put spreads as a portfolio hedge, which are a combination of purchased and sold put options (i.e., options to sell a particular asset at a set price) at different strike prices designed to offset losses once an Index’s value declines below the upper strike price of the spread, but not beyond the lower strike price of the spread. Therefore, while the Fund seeks to protect against significant declines in the Indices, there is no absolute floor and in certain market scenarios the Fund may experience substantial losses.
III.Options Premiums
The Fund’s investment strategy involves the sale of both covered and uncovered put options which generate options premiums to contribute to the Fund’s returns and offset the cost of purchased options.
IV.Additional Strategy Information
The Fund may also invest in ETFs that track the Indices, as well as individual holdings of the Indices, as an additional means to achieve the Fund’s targeted exposures.
The Fund holds collateral investments, which may include U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade), U.S. dollar denominated ultra short-term debt, and other ETFs holding any of the foregoing, that provide liquidity, serve as margin and/or collateralize the Fund’s investments.
The Fund is considered to be non-diversified, which means it may invest a high percentage of its assets in a limited number of investments. The Fund’s strategy is expected to have a high annual portfolio turnover rate.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Principal Investment Risks
As with all funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s Net Asset Value and performance.
•Management Risk. The Adviser’s and/or sub-adviser’s reliance on proprietary investment processes and the Adviser’s or sub-
adviser’s judgments about the attractiveness, value, and potential appreciation of particular assets and asset classes may prove to be incorrect and may not produce the desired results.
•Equity Securities Risk. The Fund may invest in or have exposure to equity securities. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the
Fund invests.
3
•Derivatives Risk. In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
•Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser)
the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the asset or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the
Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying asset or index, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying asset or index. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.
•FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by Options Clearing
Corporation (the “OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the
Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX
Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.
•Leverage Risk. As part of the Fund’s principal investment strategy, the Fund will make investments in derivative instruments.
These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the
Fund while employing leverage will be more volatile and sensitive to market movements.
•Technology Sector Risk. The Fund, through its indirect exposure to the Indices, will have significant exposure to companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Large-Capitalization Investing. The Fund, through its indirect exposure to the Indices, will have significant exposure to large-capitalization companies, and therefore the performance of the Fund could be negatively impacted by events affecting larger companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit
4
the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. While not expected to be a regular occurrence, the Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be
traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Market Risk. Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect U.S. and international investment markets. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease that occurred in 2020 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
•Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
•Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate may be significantly above 100% annually.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds. Money market instruments, including money market funds, charge investment advisory fees and certain other expenses, which are borne by the Fund.
•Underlying ETFs Risk. The Fund will incur higher and duplicative expenses when it invests in other ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the underlying ETFs.
Additionally, underlying ETFs are also subject to the “ETF Risks” described herein.
•Fixed-Income Securities Risk. The Fund’s collateral and excess cash investments include exposure to fixed-income securities.
Fixed-income securities are or may be subject to interest rate, credit, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of fixed-income securities. Credit risk is the risk that an issuer will not make timely payments of principal and interest. In times of declining interest rates, higher yielding fixed-income securities may be prepaid and replaced with securities having a lower yield. In times of rising interest rates, prepayments will slow causing portfolio
5
securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market.
•U.S. Treasuries Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities.
Changes to the financial condition or credit rating of the U.S. government may cause the value of the U.S. Treasury securities to decline. An increase in interest rates may also cause the value of the U.S. Treasury securities to decline.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Performance: As of the date of this Prospectus, the Fund does not have a full calendar year of performance as an ETF. When the Fund has been in operation for a full calendar year, performance information will be shown here. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623 and on the Fund’s website at https://
www.kensingtonassetmanagement.com/solutions/etfs-kpo/.
Investment Adviser: Kensington Asset Management, LLC
Sub-Adviser: Liquid Strategies, LLC (the “Sub-Adviser”)
Portfolio Managers: Shawn Gibson, Adam Stewart, CFA, and Elio Chiarelli, Ph.D., each a portfolio manager of the Sub-Adviser, have been portfolio managers of the Fund since its inception in August 2026.
Purchase and Sale of Fund Shares: The Fund will issue (or redeem) shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of shares known as “Creation Units.” Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash constituting a substantial replication, or a representation, of the securities included in the Fund’s portfolio. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer. You can purchase and sell individual shares of the Fund throughout the trading day like any publicly traded security. The Fund’s shares are listed on the Exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than NAV, the Fund’s shares may trade at a price greater than NAV
(premium) or less than NAV (discount). Except when aggregated in Creation Units, the Fund’s shares are not redeemable securities.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the
Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares of the Fund in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at https://www.kensingtonassetmanagement.com/solutions/etfs-kpo/.
Tax Information: Distributions made by the Fund may be taxable to you as ordinary income or capital gains, unless you are a tax-
exempt organization or are investing through a tax advantaged arrangement, such as a 401(k) plan or individual retirement account.
Any withdrawals made from such tax advantaged arrangement generally will be taxable to you as ordinary income.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
6

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVE AND RELATED RISKS
Investment Objective
The Fund seeks long-term capital appreciation.
The Fund’s investment objective may be changed without shareholder approval by the Fund’s Board of Trustees (the “Board” or the
“Trustees”) upon written notice to shareholders.
Principal Investment Strategies
The Fund is an actively managed ETF that seeks to achieve its investment objective by utilizing options strategies to seek to accomplish each of the following:
•create long synthetic exposure to U.S. equity markets as represented by each of the S&P 500 and the N100, with the ability to participate in a portion of the Indices’ potential increases in value;
•provide some downside protection during significant declines in the value of the Indices; and
•generate options premiums to contribute to the Fund’s overall returns.
I.Long Synthetic Exposure
The foundation of the Fund’s strategy involves creating long synthetic exposure to each of the S&P 500 and N100 through the use of options strategies. This exposure is targeted at 100% notional exposure to each Index (for a total of 200% aggregate exposure), meaning each dollar invested in the Fund is expected to provide approximately one dollar of exposure to the S&P 500 and approximately one dollar of exposure to the N100, minus the cost of the portfolio hedges (described below) and other financing costs.
The Fund’s strategy results in economic exposure in excess of its net assets (i.e., leveraged exposure), which will increase volatility and magnify gains and losses.
The core strategy utilized to gain this synthetic exposure is to purchase monthly out-of-the-money call options on each Index. Out-of-
the-money call options are options to buy a particular asset at a price or value (i.e., the strike price) above the current price or value of the asset. As a result, the Fund will typically participate in positive returns for a particular Index beyond the strike price of the call options utilized to gain such synthetic exposure (i.e., participation by the Fund in gains experienced by the Indices will typically be just a portion of the overall gains experienced by the Indices). In addition, there could be periods during which an Index has positive returns, but the Fund has no or limited participation in such gains because the returns are below the strike price of its call options. Prior to expiration, the value of the various option positions will change in value based on the value of the Indices, market volatility and time left to expiration. In a rising market these options may increase in value and generate some gains for the Fund up to the strike price.
II.Potential for Some Downside Protection
During periods when the Indices have negative returns, the Fund will typically bear such losses. However, the Fund will seek to minimize outsized losses during significant market declines through the use of quarterly put spreads as a portfolio hedge. Put spreads are a combination of purchased and sold put options (i.e., options to sell a particular asset at a set price) at different strike prices designed to offset losses once an Index’s value declines below the upper strike price of the spread, but not beyond the lower strike price of the spread. Therefore, while the Fund seeks to protect against significant declines in the Indices, there is no absolute floor and in certain market scenarios the Fund may experience substantial losses.
III.Options Premiums
The Fund’s investment strategy involves the sale of both covered and uncovered put options which generate options premiums to contribute to the Fund’s returns and offset the cost of purchased options.
IV.Additional Strategy Information
The Fund may also invest in ETFs that track the Indices, as well as individual holdings of the Indices, as an additional means to achieve the Fund’s targeted exposures.
7
The Fund holds collateral investments, which may include U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade), U.S. dollar denominated ultra short-term debt, and other ETFs holding any of the foregoing, that provide liquidity, serve as margin and/or collateralize the Fund’s investments.
The Fund is considered to be non-diversified, which means it may invest a high percentage of its assets in a limited number of investments. The Fund’s strategy is expected to have a high annual portfolio turnover rate.
The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower.
Option Types. The Fund’s investment in options includes both standard exchange-traded options and FLEX Options, which allow for customization of key terms such as strike price, expiration date, and exercise style. The options utilized by the Fund are index options and are cash-settled, “European-style” options, meaning they can only be exercised at expiration (in contrast to “American-style”
options, which can be exercised at any time before expiration).
Index Overview. The Nasdaq-100® Index is a benchmark index that includes 100 of the largest non-financial companies listed on the
Nasdaq Stock Market, based on market capitalization. This makes it a large-cap index, meaning its constituents have a high market value, often in the billions of dollars. The Nasdaq-100 Index includes companies from various industries but is heavily weighted towards the technology sector. This reflects Nasdaq’s historic strength as a listing venue for tech companies. Other sectors represented include consumer discretionary, health care, communication services, and industrials, among others.
The S&P 500® Index is a widely recognized benchmark index that tracks the performance of 500 of the largest U.S.-based companies listed on the New York Stock Exchange or Nasdaq. These companies represent approximately 80% of the total U.S. equities market by capitalization, making it a large-cap index. The S&P 500 Index is diversified across all sectors of the economy, including technology, healthcare, consumer discretionary, financials, industrials, and others. This distribution can vary over time as the market value of the sectors change.
Each Index can be volatile and has experienced periods of significant daily price movements.
Principal Investment Risks
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in the Fund. Risks could adversely affect the NAV, total return, and the value of the Fund and your investment. The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risks described in the “Fund Summary” section of this Prospectus. The following risks apply (as applicable) to the Fund’s investments in securities directly or through underlying funds or derivatives, as described above.
•Management Risk. The Adviser’s and/or Sub-Adviser’s reliance on proprietary investment processes and the Adviser’s or
Sub-Adviser’s judgments about the attractiveness, value, and potential appreciation of particular assets and asset classes may prove to be incorrect and may not produce the desired results.
•Equity Securities Risk. The Fund may invest in or have exposure to equity securities. Equity securities can be affected by macroeconomic and other factors affecting the stock market in general, expectations about changes in interest rates, investor sentiment towards equities, changes in a particular issuer’s or industry’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer or industry. Prices of equity securities of individual entities also can be affected by fundamentals unique to the company or partnership, including earnings power and coverage ratios. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. In addition, prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks. Common stock prices may fluctuate for several reasons including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or the occurrence of political or economic events that affect the issuers. In addition, common stock prices may be particularly sensitive to rising interest rates, which increases borrowing costs and the costs of capital. Any of the foregoing risks could substantially impact the ability of such an entity to grow its dividends or distributions
8
•Derivatives Risk. In general, a derivative instrument typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of the underlying security (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative instrument. Adverse changes in the value or level of the underlying asset or index, which the Fund may not directly own, can result in a loss to the Fund substantially greater than the amount invested in the derivative itself. The use of derivative instruments also exposes the Fund to additional risks and transaction costs. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.
•Options Risk. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser)
the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate, or index) at a specified price (the “exercise price”) during a period of time or on a specified date. Investments in options are considered speculative. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying asset or index decreased or remained the same (in the case of a call option) or increased or remained the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. By writing put options, the Fund takes on the risk of declines in the value of the underlying asset or index, including the possibility of a loss up to the entire exercise price of each option it sells but without the corresponding opportunity to benefit from potential increases in the value of the underlying assert or index. By writing a call option, the Fund may be obligated to deliver instruments underlying an option at less than the market price. In the case of an uncovered call option, there is a risk of unlimited loss.
•FLEX Options Risk. The Fund will utilize FLEX Options issued and guaranteed for settlement by OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts.
In the event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain
FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.
•Leverage Risk. As part of the Fund’s principal investment strategy, the Fund will make investments in derivative instruments.
These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure to the underlying asset, as well as the potential for greater loss. If the Fund uses leverage through activities such as entering into derivative instruments, the Fund has the risk that losses may exceed the net assets of the Fund. The net asset value of the
Fund while employing leverage will be more volatile and sensitive to market movements.
•Technology Sector Risk. The Fund, through its indirect exposure to the Indices, will have significant exposure to companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.
•Large-Capitalization Investing. The Fund, through its indirect exposure to the Indices, will have significant exposure to large-capitalization companies, and therefore the performance of the Fund could be negatively impacted by events affecting larger companies. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to
9
process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. While not expected to be a regular occurrence, the Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy shares (the “bid” price) and the price at which an investor is willing to sell shares
(the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” The bid-ask spread varies over time for shares based on trading volume and market liquidity, and the spread is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund, and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Trading. Although shares are listed for trading on the Exchange and may be traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Market Risk. The NAV and investment return of the Fund will fluctuate based on factors such as economic growth and market conditions, interest rate levels, and political events that effect the United States and international investment markets.
The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced, and may continue to experience, volatility, which may increase risks associated with an investment in the Fund.
Certain social, political, economic, environmental, and other conditions and events (such as natural disasters and weather-
related phenomena generally, epidemics and pandemics, terrorism, conflicts, and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. The market value of securities in which the
Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of the securities’
value. In some cases, for example, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial condition or prospects of the issuers. Similarly, the debt markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties. As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased. Continuing market volatility may have adverse effects on the Fund.
10
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions, and the market in general, in ways that cannot necessarily be foreseen.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
•Non-Diversification Risk. As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers, including in underlying funds that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.
•Turnover Risk. A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. The Fund’s portfolio turnover rate may be significantly above 100% annually.
•Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds. Money market instruments, including money market funds, charge investment advisory fees and certain other expenses, which are borne by the Fund.
•Underlying ETFs Risk. The Fund will incur higher and duplicative expenses when it invests in other ETFs. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying ETFs. The Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by the underlying ETFs.
Additionally, underlying ETFs are also subject to the “ETF Risks” described herein.
•Fixed-Income Securities Risk. The Fund’s collateral and excess cash investments include exposure to fixed-income securities.
Fixed-income securities are or may be subject to interest rate, credit, prepayment and extension risks. Interest rates may go up resulting in a decrease in the value of fixed-income securities. Credit risk is the risk that an issuer will not make timely payments of principal and interest. In times of declining interest rates, higher yielding fixed-income securities may be prepaid and replaced with securities having a lower yield. In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market.
•U.S. Treasuries Securities Risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. U.S. Treasury securities may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities.
Changes to the financial condition or credit rating of the U.S. government may cause the value of the U.S. Treasury securities to decline. An increase in interest rates may also cause the value of the U.S. Treasury securities to decline.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, the Fund may lose money. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.
Fund Holdings Disclosure: A description of the Fund’s policies regarding the release of Fund holdings information is available in the
Fund’s Statement of Additional Information (the “SAI”).
Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shutdown,
11
disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate NAV; impediments to trading; the inability of the Fund, the Adviser, the Sub-Adviser and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests;
counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT
Investment Adviser: Kensington Asset Management, LLC, Barton Oaks Plaza, Bldg II, 901 S. Mopac Expressway, Suite 225, Austin,
Texas 78746, serves as investment adviser to the Fund. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for assuring the Fund’s investments are selected according to the respective Fund’s investment objective, policies, and restrictions. Pursuant to an investment advisory agreement between the
Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.95% of the average daily net assets with respect to the Fund.
A discussion regarding the basis for the Board’s approval of the Advisory Agreement will be available in the Fund’s first report on
Form N-CSR following the commencement of operations.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii)
extraordinary expenses (in each case as determined by a majority of the independent trustees); (iv) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) any fees and expenses related to the provision of securities lending services; (vii) the advisory fee payable to the Adviser; and (viii) all costs incurred in connection with shareholder meetings and all proxy solicitations (except for such shareholder meetings and proxy solicitations related to: (a) changes to the Investment Advisory Agreement, (b) changes in control at the Adviser or a sub-adviser, (c) the election of any Board member who is an “interested person” of the Adviser (as that term is defined under Section 2(a)(19) of the 1940 Act), (d) matters initiated by the Adviser, or (e) any other matters that directly benefit the Adviser). The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by the Adviser.
Sub-Adviser: The Adviser has engaged Liquid Strategies, LLC to serve as sub-adviser to the Fund. The Sub-Adviser, subject to the supervision of the Adviser, is responsible for the day-to-day management of the portion of the Fund’s portfolio allocated to it by the
Adviser, including the purchase, retention, and sale of securities. Founded in 2013, the Sub-Adviser primarily provides investment advisory services to registered investment companies, and currently serves as investment adviser to several ETFs in addition to the
Fund. The Sub-Adviser is a Delaware limited liability company located at 3550 Lenox Road, Suite 2550, Atlanta, Georgia 30326, and
the Sub-Adviser is an SEC-registered investment adviser.
The Adviser compensates the Sub-Adviser out of the advisory fee that the Adviser receives from the Fund.
A discussion regarding the basis for the Board’s approval of the Sub-Advisory Agreement will be available in the Fund’s first shareholder report following its commencement of operations.
Portfolio Managers
Shawn Gibson
Shawn Gibson co-founded the Sub-Adviser in 2013 and serves as a Portfolio Manager and member of the Executive Management
Committee. He brings over 25 years of investment experience, primarily in options trading and management. Mr. Gibson started trading options in 1997 with Timber Hill Group, a leading options market making firm. At Timber Hill, he worked as an options market maker at the Pacific Exchange before being promoted to a team in Greenwich, CT responsible for managing the firm's multi-
12
billion-dollar options portfolio. Later, as Head of Options Strategy and Director of Alternative Investments at BB&T, he helped advisors and clients create options-based strategies for hedging and increasing yields. Mr. Gibson holds a B.S. in Commerce from the
University of Virginia.
Adam Stewart, CFA
Adam Stewart co-founded the Sub-Adviser in 2013 and serves as a Portfolio Manager and member of the Executive Management
Committee and has over 24 years of investment industry experience. Mr. Stewart started his career at Franklin Templeton in 1997 and later held leadership positions, such as Head of Equity Trading at Trusco Capital Management and Director of Trading at Perimeter
Capital Management. Mr. Stewart has earned his Chartered Financial Analyst® (CFA) designation in 2001 and holds a B.S. from
Auburn University. He brings a wealth of experience in equity trading operations and portfolio management to the Sub-Adviser.
Elio Chiarelli, Jr., Ph.D., AIF®, CPFA
Elio Chiarelli serves as Portfolio Manager of the Sub-Adviser and has over 12 years of experience in investment management, client services, investment fiduciary guidance, and portfolio construction. Prior to joining the Sub-Adviser in 2023, he served as the Chief
Investment Officer and Chair of the Investment Committee at Kidder Advisers, Inc. from 2018 to 2023. Mr. Chiarelli also operates his own financial advisory firm, Capital Defender Advisors, Inc., where he manages client assets with his investment model. He holds a
BS in Agricultural Education from Penn State and a MS in Agricultural Education and Food & Resource Economics and a Ph.D. in
Entrepreneurship from the University of Florida. Mr. Chiarelli has a strong background in agriculture and economics and is accredited with the Accredited Investment Fiduciary (AIF®) designation from the Center for Fiduciary Studies and the Certified Plan Fiduciary
Advisor (CPFA) credential from the National Association of Plan Advisors (NAPA).
The Fund’s SAI provides additional information about each portfolio manager’s compensation structure, other accounts managed and ownership of shares of the Fund.

BUYING AND SELLING FUND SHARES
Shares of the Fund are listed on the Exchange. When you buy or sell shares on the secondary market, you will pay or receive the market price. The Fund’s shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the
Fund’s shares. A “Business Day” with respect to the Fund is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin Luther King, Jr.
Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day,
Thanksgiving Day, and Christmas Day.
NAV per share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets minus total liabilities) by the total number of shares of the Fund outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV. NAV is determined each business day, normally as of the close of regular trading of the Exchange (ordinarily 4:00 p.m., Eastern time).
You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
The Fund’s portfolio securities generally are valued at market price consistent with the Adviser’s valuation procedures and policies.
Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the Board as the valuation designee for the Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities.
When market quotations are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under fair value procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the policies and procedures of the Fund and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair
13
value pricing procedures is to ensure that the Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on
non-U.S. markets but before the close of trading on the Exchange when the Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.
Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; and (3) securities for which trading has been halted or suspended.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.
Book Entry: Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company
(“DTC”) or its nominee is the record owner of all outstanding shares.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name”
through your brokerage account.
Frequent Purchases and Redemptions of Fund Shares: The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time as described in the SAI.
When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares are issued and redeemed only in large quantities of shares known as Creation Units available only from the Fund directly to a few institutional investors (“Authorized Participants” or “APs”), and that most trading in the Fund occurs on the Exchange at prevailing market prices and does not involve the Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to the
Fund or its shareholders. In addition, frequent trading of shares by Authorized Participants and arbitrageurs is critical to helping the market price remain at or close to NAV.

OTHER CONSIDERATIONS
Distribution and Service Plan: The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940
Act pursuant to which payments of up to 0.25% per annum of the Fund’s average daily net assets may be made for the sale and distribution of Fund shares or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. The Fund does not presently intend to make any payments pursuant to the Distribution and Service Plan for the fiscal period ending December 31, 2026. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the initial twelve months will not be recoverable during any subsequent period. Because these fees would be paid out of the Fund’s assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Payments to Financial Intermediaries: The Adviser, and/or its related entities, out of its own resources and without additional cost to the Fund or its shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Fund shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary.
Payments may also be made to intermediaries for making shares of the Fund available to its customers generally and in investment programs. The Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the Adviser believes may facilitate investment in the Fund.
14
The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of shares of the Fund, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund and other ETFs.
Additional Information: The Fund may enter into contractual arrangements with various parties, including among others the Fund’s investment adviser, who provide services to the Fund. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.
The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Fund Distributions: The Fund intends to distribute substantially all of its net investment income and net capital gains, if any, annually.
Dividend Reinvestment Service: Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require the Fund’s shareholders to adhere to specific procedures and timetables.
Tax Information: The following is a summary of some important tax issues that affect the Fund and its shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Fund, or the tax consequences of an investment in the Fund.
More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.
Distributions of the Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains, and net gains from foreign currency transactions), if any, are generally taxable to the Fund’s shareholders as ordinary income. To the extent that the Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-
corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder.
To the extent the Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.
Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-
advantaged arrangement such as a 401(k) plan or IRA.
Pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.
You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following
January are taxable as if received on December 31.
15
Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder. Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.
Shareholders will be advised annually as to the federal tax status of all distributions made by the Fund for the preceding year.
Distributions by the Fund may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section assumes you are a U.S. shareholder and is also not intended to be a full discussion of federal tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.
Creation Units: An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase (plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized Participant who exchanges Creation
Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash paid by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,”
or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

ADDITIONAL INFORMATION
Other Information: For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the
1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund.
Rule 12d1-4 of the 1940 Act, which became effective on January 19, 2021, permits the Fund to invest in other investment companies
(or other investment companies to invest in the Fund) beyond the statutory limits of Section 12(d)(1), subject to certain conditions.
The Fund reserves the right to rely on Rule 12d1-4 as well as other available exceptions to the provisions of Section 12(d)(1).
Continuous Offering: The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
16
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the
1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the Fund’s Prospectus is available on the
SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of the Fund may purchase and resell Fund shares pursuant to this prospectus.
Premium/Discount Information: Information regarding how often the shares of the Fund traded on the Exchange at a price above
(i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available at https://www.kensingtonassetmanagement.com/
solutions/etfs-kpo/.
Performance Benchmark: Once the Fund includes performance information in this prospectus, the MerQube Premium Opportunities
Index (“MQKPO”) will be included as a performance benchmark, in addition to an appropriate broad-based securities market index.
MQKPO is a rules-based option strategy index that systematically combines long calls, short puts and long put spreads on liquid U.S.
equity ETFs to capture option premiums and to gain protected exposure to equities. It aims to provide upside participation while managing downside risk through a buffer-style payoff and scheduled rebalancing of short- and medium-term option positions. The
Fund does not seek to track MQKPO.
Neither MerQube, Inc. nor any of its affiliates (collectively, “MerQube”) is the issuer or producer of the Fund and MerQube has no duties, responsibilities, or obligations to investors in the Fund. MQKPO is a product of MerQube and has been licensed for use by the
Adviser. MQKPO is calculated using, among other things, market data or other information (“Input Data”) from one or more sources
(each such source, a “Data Provider”). MerQube® is a registered trademark of MerQube, Inc. This trademark has been licensed for certain purposes by the Adviser in its capacity as the investment adviser of the Fund. The Fund is not sponsored, endorsed, sold or promoted by MerQube, any Data Provider, or any other third party, and none of such parties make any representation regarding the advisability of investing in securities generally or in the Fund particularly, nor do they have any liability for any errors, omissions, or interruptions of the Input Data, MQKPO, or any associated data. Neither MerQube nor the Data Providers make any representation or warranty, express or implied, to the owners of the shares of the Fund or to any member of the public, of any kind, including regarding the ability of the MQKPO to track market performance or any asset class. MQKPO is determined, composed and calculated by
MerQube without regard to the Adviser or the Fund. MerQube and Data Providers have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating MQKPO. Neither MerQube nor any Data
Provider is responsible for and have not participated in the determination of the prices or amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. MerQube and Data Providers have no obligation or liability in connection with the administration, marketing or trading of the Fund. MerQube is not an investment advisor. Inclusion of a security within an index is not a recommendation by MerQube to buy, sell, or hold such security, nor is it considered to be investment advice.
NEITHER MERQUBE NOR ANY OTHER DATA PROVIDER GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS
AND/OR THE COMPLETENESS OF MQKPO OR ANY DATA RELATED THERETO (INCLUDING DATA INPUTS) OR ANY
COMMUNICATION WITH RESPECT THERETO. NEITHER MERQUBE NOR ANY OTHER DATA PROVIDERS SHALL BE
SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. MERQUBE AND
ITS DATA PROVIDERS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND THEY EXPRESSLY DISCLAIM ALL
WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO
BE OBTAINED BY THE ADVISER, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF
MQKPO OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN
NO EVENT WHATSOEVER SHALL MERQUBE OR DATA PROVIDERS BE LIABLE FOR ANY INDIRECT, SPECIAL,
INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH
DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THE FOREGOING REFERENCES TO
“MERQUBE” AND/OR “DATA PROVIDER” SHALL BE CONSTRUED TO INCLUDE ANY AND ALL SERVICE PROVIDERS,
CONTRACTORS, EMPLOYEES, AGENTS, AND AUTHORIZED REPRESENTATIVES OF THE REFERENCED PARTY.

FINANCIAL HIGHLIGHTS
As of the date of this Prospectus, the Fund had not commenced operations and thus has no financial highlights to show.

Adviser	Kensington Asset Management, LLC Barton Oaks Plaza, Bldg II, 901 S Mopac Expressway, Suite 225 Austin, Texas 78746	Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, Maine 04101
Sub-Adviser	Liquid Strategies, LLC 3550 Lenox Road, Suite 2550 Atlanta, Georgia 30326	Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 875 E Wisconsin Ave, Suite 210 Milwaukee, WI 53202
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202	Legal Counsel	Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, D.C. 20004
Custodian	U.S. Bank N.A. 1555 North RiverCenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Additional information about the Fund is included in the Fund’s SAI dated August 24, 2026, and is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management.
Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in
Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal period. In Form N-CSR, you will find the Fund’s annual and semi-
annual financial statements.
To obtain a free copy of the SAI and the annual and semi-annual reports to shareholders, or other information about the Fund, such as the Fund’s financial statements, or to make shareholder inquiries about the Fund, please call toll-free 866-303-8623 or visit https://
www.kensingtonassetmanagement.com/solutions/etfs-kpo/.
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.
Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C.
20549-1520.
(The Trust’s SEC Investment Company Act of 1940 file number is 811-22525)

Ticker Symbol

Kensington Premium Opportunities ETF	(KPO)
Listed on CBOE BZX Exchange, Inc.
Statement of Additional Information
August 24, 2026
This Statement of Additional Information (the “SAI”) provides general information about the Kensington Premium Opportunities ETF
(the “Fund”), a series of Managed Portfolio Series (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus dated August 24, 2026 (the “Prospectus”), as supplemented and amended from time to time. To obtain a copy of the Prospectus and/or annual report, free of charge, please call the Fund at 866-303-8623 (toll-free) or visit the Fund’s website at https://www.kensingtonassetmanagement.com/solutions/etfs-kpo/.
TABLE OF CONTENTS

THE TRUST AND THE FUND ...........................	1

INVESTMENT OBJECTIVE, POLICIES, STRATEGIES AND ASSOCIATED RISKS .............................	2

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT LIMITATIONS .............................	9

MANAGEMENT OF THE FUND ...........................	10

Board of Trustees ...........................	10
The Role of the Board of Trustees .............................................................................................................................	10
Board Leadership Structure .......................................................................................................................................	11
Board Oversight of Risk Management ......................................................................................................................	11
Trustees and Officers ................................................................................................................................................................	11
Trustee Qualifications ...............................................................................................................................................................	13
Trustee and Management Ownership of Fund Shares ........................................................................................................	14
Board Committees .....................................................................................................................................................................	14
Board Consultant ........................................................................................................................................................	15
Trustee Compensation .............................................................................................................................................................	15
Control Persons and Principal Shareholders .........................................................................................................................	15
Investment Adviser and Sub-Adviser ........................................................................................................................	15
Portfolio Managers ....................................................................................................................................................................	16

SERVICE PROVIDERS .............................	17

Legal Counsel ............................................................................................................................................................................	18
Independent Registered Public Accounting Firm .................................................................................................................	18

DISTRIBUTION OF FUND SHARES .............................	18

PORTFOLIO TRANSACTIONS AND BROKERAGE .............................	19

PORTFOLIO TURNOVER .............................	20

CODE OF ETHICS .............................	21

PROXY VOTING PROCEDURES .............................	21

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM .............................	21

PORTFOLIO HOLDINGS INFORMATION .............................	22

PURCHASE AND ISSUANCE OF SHARES IN CREATION UNITS ......................................................................	22

DETERMINATION OF NET ASSET VALUE .............................	27

DIVIDENDS AND DISTRIBUTIONS .............................	28

FEDERAL INCOME TAXES .............................	29

FINANCIAL STATEMENTS .............................	34
1
The Trust and the Fund
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S. Securities and Exchange
Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the
“1940 Act”) and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
Shares of other series of the Trust are offered in separate prospectuses and SAIs, including other funds managed by the Fund’s investment adviser, Kensington Asset Management, LLC (“Kensington” or the “Adviser”).  Other than these other series managed by the Adviser, the Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust. The Fund’s Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at https://www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional classes of the Fund and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the Trust at any time without the vote of shareholders.
All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series (subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.
Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the 1940 Act, or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.
The Trust is not required to hold annual meetings of shareholders, and does not normally do so. Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, with such request specifying the purpose or purposes for which such meeting is to be called.
Interests in the Fund are represented by shares of beneficial interest, each with no par value per share.  Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.
The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as the Board in its sole discretion deems fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.
All consideration received by the Trust for the issue or sale of the Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any fund or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.
Kensington serves as the investment adviser and Liquid Strategies, LLC (“LS” or the “Sub-Adviser”) serves as sub-adviser for the
Fund.
The Fund offers and issues shares at its net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a
“Creation Unit”). The Fund generally offers and issues shares in exchange for a basket of securities, assets or other positions included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”).  The Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  Shares of the Fund are listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the
Exchange at market prices that may differ from the NAVs of the Fund’s shares. The Fund’s shares are also redeemable only in
Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing Deposit Securities as set forth in
2
the Participant Agreement (as defined below).  The Trust may impose a transaction fee for each creation or redemption (the
“Transaction Fee”).  In all cases, such fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).
Investment Objective, Policies, Strategies and Associated Risks
The following discussion supplements the description of the Fund’s investment objective and principal investment strategies and principal risks set forth in the Prospectus. Unless an investment strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, under the “Fundamental and Non-Fundamental Investment Limitations” in this SAI, or by applicable law, the Fund may hold securities and engage in various strategies as described hereafter, but are not obligated to do so.
The Fund might not invest in all of these types of securities or use all of these techniques at any one time. The Fund’s transactions in a particular type of security or use of a particular technique are subject to limitations imposed by the Fund’s investment objective, policies and restrictions described in the Fund’s Prospectus and/or this SAI, as well as by applicable laws.
Investment Objective
The investment objective of the Fund is set forth under the “Summary Section” in the Fund’s Prospectus.
Market Volatility
U.S. and international markets have from time to time experienced significant volatility. Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. At times, concerns have spread to domestic and international equity markets. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Continued volatility may have adverse effects on the Fund, thus the risks discussed below and in the Prospectus may increase.
Equity Securities
An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. The value of equity securities will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk affects the Fund’s NAV, which will fluctuate as the value of the securities it holds changes. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted. Common stocks and preferred stocks are examples of equity securities. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.
Exchange-Traded Funds
The Fund may invest in a range of exchange-traded funds (“ETFs”). ETFs may include, but are not limited to, Standard & Poor’s
Depositary Receipts (“SPDRs”), DIAMONDS, SM Nasdaq-100 Index Tracking Stock (“QQQs”), iShares, HOLDRs, Fidelity Select
Portfolios, Select Sector SPDRs, Fortune e-50 and Fortune 50. Additionally, the Fund may invest in new exchange traded shares as they become available.
SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price IndexTM (“S&P 500 Index”).
SPDRs trade on the NYSE Arca under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P
MidCap 400 Index and trades on the NYSE Arca under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS
Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of
3
the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-
hundredth) of the value of the Dow Index. The DIAMONDS Trust’s shares trade on the NYSE Arca under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the NYSE Arca under the symbol QQQ. The iShares are managed by BlackRock (“BlackRock”). They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the Barclay’s Capital U.S.
Aggregate Index and the Barclay’s Capital 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500
Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country. Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan
Stanley Capital International (“MSCI”) Index. BlackRock offers six iShares fixed income ETFs that track a particular Barclay’s
Capital bond index. ETFs (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in investment companies, see “Investments in Other Investment Companies” below.
When the Fund invests in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may be more heavily invested will vary.
The shares of an ETF may be assembled in a block known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if a fund’s manager believes it is in the relevant fund’s interest to do so. The fund’s ability to redeem creation units may be limited by the Investment Company Act of 1940, as amended (the “1940 Act”), which provides that the ETFs will not be obligated to redeem shares held by a fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.
There is a risk that the underlying ETFs in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire NAV falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF the Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund will be subject to the risks associated with that sector.
Options
The Fund may utilize call and put options, on securities and/or futures, to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. The ability of the
Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.
The Fund may write (sell) covered call options and covered put options and purchase call and put options. The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by the Fund (and involved in the options) on the Fund’s NAV per share and to generate additional revenues.
A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium. A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option. When the Fund writes a covered call option, they profit from the premium paid by the buyer but give up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the
4
seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller if such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.
When the Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. The obligation of the Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the Fund. The Fund’s gain on the sale of a put option is limited to the premium received. The Fund’s potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised and the premium received. Although the Fund risks a substantial loss if the price of the security on which it has sold a put option drops suddenly, it can protect itself against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Fund’s ability to detect the movement in the security’s price and to execute a closing transaction at the appropriate time.
The Fund will write options on such portion of its portfolio as management determines is appropriate in seeking to attain each relevant
Fund’s objective. The Fund will write options when management believes that a liquid secondary market will exist on a national securities exchange for options of the same series so that the Fund can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of the Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security.
Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both.
The Fund may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities.
The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, a Fund would normally terminate the call position. The purchase of both put and call options involves the risk of loss of all or part of the premium paid. If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.
Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, commodity, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities as well as commodities. U.S. futures contracts are traded on exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and
must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. The Fund may invest in futures traded on a foreign exchange, which may be subject to fewer regulations and investors protections.
The Fund may at times engage in futures transactions for hedging purposes, to gain exposure to a particular asset or asset class or to enhance returns. This means that a purpose in entering into futures contracts is to protect the Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security or other reference asset; or to seek outright returns. For example, if the Fund anticipates an increase in the price of stocks, and intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge.
Conversely, if the Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.
If the Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, the Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund’s interest rate futures contract will increase, thereby keeping the NAV of the Fund from declining as much as it may have otherwise. If, on the
5
other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.
Risk Factors in Futures Transactions
Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of two days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions.
If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund’s access to other assets held to cover its futures positions also could be impaired.
Risk of Loss. Although the Fund may believe that the use of such contracts will benefit the Fund, the Fund’s overall performance could be worse than if the Fund had not entered into futures contracts if the Adviser’s investment judgment proves incorrect. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.
The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Fund will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes and to seek returns.
Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments or reference asset, such as a commodity. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund’s current or potential investments. The
Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of the
Fund’s investments.
Futures prices can also diverge from the prices of their underlying instruments or reference asset, even if the underlying instruments closely correlate with the Fund’s investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments or reference asset and the time remaining until expiration of the contract. Those factors may affect securities or commodity prices differently from futures prices. Imperfect correlations between the Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities or commodities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund’s other investments.
6
Margin Requirements:
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the
FCM when the contract is entered into. Initial margin deposits:
•Are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded; and
•Are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM’s other customers.
Forward Contracts
The Fund may use forward contracts to achieve substantially similar strategies as those executed using futures contracts. A forward contract is an obligation to purchase or sell an asset at a future date at a price agreed upon by the parties. The Fund may either accept or make delivery of the asset at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Fund may engage in forward contracts for hedging or investment purposes. Forward contracts are not traded on regulated exchanges and incur the risk of default by the counter party to the transaction.
Swap Agreements
The Fund may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,”
i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a “net basis.”
Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV value at least equal to the accrued excess will be maintained in an account with the Custodian. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund’s illiquid investment limitations. The Fund will not enter into any swap agreement unless the
Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
The Fund may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap
7
agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.
Regulation as a Commodity Pool Operator
To the extent the Fund invests in “commodity interests” as defined under the Commodity Exchange Act (the “CEA”), the Adviser, with respect to the Fund, intends to file with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA, as amended, and Rule 4.5 of the Commodity Futures Trading Commission
promulgated thereunder, with respect to the Fund’s operations. Accordingly, neither the Fund, nor the Adviser or Sub-Adviser, is subject to registration or regulation as a commodity pool operator or commodity trading advisor.
Borrowing
While the Fund has no present intention to do so, it may engage in borrowing. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense. Subject to the limitations described under “Investment
Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Illiquid Investments
While the Fund has no present intention to do so, the Fund may be invested in securities that become illiquid investments, which may include securities that are not readily marketable and securities that are not registered under the Securities Act. The Fund may not acquire any illiquid investments if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The term “illiquid investments” for this purpose means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the 1940 Act.
The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are more liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investments in illiquid investments may have an adverse impact on NAV.
Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule
144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, the Fund may make such investments. Whether or not such investments are illiquid depends on the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on the Fund’s liquidity.
Indexed Securities
The Fund may purchase indexed securities consistent with its investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed
8
securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the U.S. and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.
Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.
Insured Bank Obligations
The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.
Investment Company Securities
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act, and the Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.
Generally, under Section 12(d)(1) of the 1940 Act, the Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies.
However, Section 12(d)(1)(F) of the 1940 Act allows the Fund to exceed the 5% limitation and the 10% limitation described above.
Section 12(d)(1)(F) of the 1940 Act, provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent. An investment company that issues shares to the
Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees. In addition, Rule 12d1-4 of the 1940 Act permits a Fund to invest in other investment companies (or other investment companies to invest in the Fund) beyond the statutory limits of Section 12(d)(1), subject to certain conditions. The Fund reserves the right to rely on Rule 12d1-4 as well as other available exceptions to the provisions of Section
12(d)(1), including Section 12(d)(1)(F).
Lending Portfolio Securities
For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.
U.S. Government Securities
The Fund may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal
Housing Administration and the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of
9
the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home
Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the agency that issued them, and not by the U.S.
government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage
Association (Fannie Mae) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.
The Fund’s investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose the Fund to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.
Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of the Fund, as defined under the 1940 Act.
Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented at the meeting in person or by proxy; or (ii) more than 50% of the outstanding shares of the Fund.
The Fund may not:
1.Issue senior securities, borrow money or pledge their assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;
2.Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the
Securities Act);
3.Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);
4.Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;
5.Make personal loans of money or loans of its assets to persons who control or are under common control with the Fund
(except that the Fund may lend its portfolio securities, enter into repurchase agreements, purchase debt securities consistent with the investment policies of the Fund, and invest in loans, including assignments and participation interests); or
6.Invest in the securities of any one industry or group of related industries if, as a result, 25% or more of the Fund’s total assets would be invested in the securities of such industry or group of related industries; except that, the foregoing does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements with respect thereto.
Percentage Limitations
The Fund’s compliance with its investment policies and limitations will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction,
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except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.
If the percentage of the Fund’s net assets invested in illiquid investments exceeds 15% due to market activity or changes in the Fund’s portfolio, the Fund will take appropriate measures to reduce its holdings of illiquid investments in accordance with the 1940 Act and the Fund's policies and procedures. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by the Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Percentage limitations and similar restrictions are typically measured by the Fund’s direct holdings, and not by the underlying holdings of any underlying fund, or the indirect exposure through any derivative, held by the Fund. For purposes of applying the limitation set forth in the concentration policy set forth above, the Fund may use the Standard Industrial Classification (SIC) Codes,
North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones
Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry. The Fund’s method applying the limitations in the above concentration policy, including the classification levels used, may differ from those of the Trust’s other series.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund are contained in the summary section of the Prospectus and in the Prospectus section entitled “Buying and Selling Fund Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.
The shares of the Fund are approved for listing and trading on the Exchange. The shares trade on the Exchange at prices that may differ to some degree from its NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met.
The Exchange may, but is not required to, remove the shares of the Fund from listing if: (1) following the initial twelve-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares (2) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund fails to meet certain continuing listing standards of the Exchange; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the
Exchange inadvisable. In addition, the Exchange will remove the shares of the Fund from listing and trading upon termination of the
Trust or the Fund. The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currency of the Fund is the U.S. dollar. The base currency is the currency in which the Fund's NAV is calculated and the trading currency is the currency in which shares of the Fund are listed and traded on the Exchange.
Management of the Fund
Board of Trustees
The management and affairs of the Fund are supervised by the Board. The Board consists of three individuals. The Trustees are fiduciaries and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the
Fund and appoints the officers who conduct the daily business of the Fund.
The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust. Like all registered investment companies, the day-to-
day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Quasar Distributors, LLC, the Fund’s principal underwriter (the “Distributor”); U.S. Bancorp
Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Fund’s administrator (the “Administrator”) and transfer agent (the “Transfer Agent”); and U.S. Bank, N.A., the Fund’s Custodian, each of whom are discussed in greater detail in this SAI.
The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser,
Distributor, Administrator, Custodian and Transfer Agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s
11
operations. The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the
Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.
Some of these reports are provided as part of formal Board Meetings, which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-
to-day affairs of the Trust, and its oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The Board is comprised of three Trustees that are not considered to be “interested persons” of the Fund, as defined by the 1940 Act (“Independent
Trustees”) – Messrs. David A. Massart, David M. Swanson and Robert J. Kern. Accordingly, 100% of the members of the Board are
Independent Trustees, who are Trustees that are not affiliated with the investment adviser or sub-adviser to the Fund, or its affiliates or other service providers to the Fund. Prior to July 6, 2020, Mr. Kern was considered an “interested person” of the Trust as defined in the 1940 Act (“Interested Trustee”). He was considered an Interested Trustee by virtue of the fact that he had served as a board member of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds and had been an
Executive Vice President of the Administrator. The Board has established two standing committees, an Audit Committee and a
Nominating & Governance Committee. The Committees are discussed in greater detail under “Board Committees” below. Each of the
Audit Committee and the Nominating & Governance Committee are comprised entirely of Independent Trustees. The Independent
Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Fund.
The Independent Trustees have appointed David A. Massart as Chairman. Mr. Massart also serves as lead Independent Trustee with responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the
Independent Trustees.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the
Nominating & Governance Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee
Qualifications” below.
The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated or unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.
The Board has determined that the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating &
Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risk, business continuity risk, etc.) the oversight of different types of risks is handled in different ways.
For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent
Trustees and their legal counsel to discuss compliance and operational risks. In addition, the Trustees meet with the President,
Treasurer and the Fund’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Fund’s financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks.
Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.
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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee and Chairman	Indefinite Term; Since April 2011	20	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co- Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	Independent Trustee, ETF Series Solutions (67 Portfolios) (2012-present).
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	20	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-present).
Independent Trustee, RiverNorth
Funds (3 Portfolios) (2018-present);
RiverNorth Managed Duration
Municipal Income Fund, Inc. (1
Portfolio) (2019-present);
RiverNorth Opportunistic Municipal
Income Fund, Inc. (1 Portfolio)
(2018-present); RiverNorth Capital
and Income Fund (1 Portfolio)
(2018-present); RiverNorth
Opportunities Fund, Inc. (1
Portfolio) (2015-present);
RiverNorth/DoubleLine Strategic
Opportunity Fund, Inc. (1 Portfolio)
(2019-present); RiverNorth Flexible
Municipal Income Fund, Inc. (1
Portfolio) (2020-present);
RiverNorth Flexible Municipal
Income Fund II, Inc. (1 Portfolio)
(2021-present); RiverNorth
Managed Duration Municipal
Income Fund II, Inc. (1 Portfolio)
(2022-present); Independent
Trustee, ALPS Variable Investment
Trust (7 Portfolios) (2006 to 2025).

Robert J. Kern 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Trustee and Audit Committee Chairman	Indefinite Term; Since January 2011	20	Retired (2018- Present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2018).	None
Officers
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	President and Principal Executive Officer	Indefinite Term; Since November 2018	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005- present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004- present).	N/A
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Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Aaron G. Johanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Treasurer, Principal Financial Officer and Vice President	Indefinite Term: Since June 2026 (Treasurer and Principal Financial Officer); Indefinite Term: Since October 2025 (Vice President)	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013- present).	N/A
Jason M. Venner 615 E Michigan St. Milwaukee, WI 53202 Year of Birth: 1972	Secretary	Indefinite Term: Since November 2024	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2024- present); Managing Director & Associate General Counsel, Charles Schwab & Co, Inc. (2017-2024).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer and Vice President	Indefinite Term; Since June 2026 (Assistant Treasurer); Indefinite Term; Since November 2018 (Vice President)	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2008- present).	N/A
Eli Bilderback 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1991	Assistant Treasurer and Vice President	Indefinite Term; Since March 2024	N/A	Officer, U.S. Bancorp Fund Services, LLC (2022 -present); Operations Analyst, U.S. Bank N.A. (2018 -2022).	N/A
Nasir Saiyed 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 2000	Assistant Treasurer and Vice President	Indefinite Term; Since February 2025	N/A	Officer, U.S. Bancorp Fund Services, LLC (2025 - present); Fund Administrator, U.S. Bancorp Fund Services, LLC. (2023-2025).	N/A
Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued
service as Trustees of the Trust in light of the Trust’s business and structure. The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the Trustees have substantial board
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experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.
The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.
Mr. Kern’s trustee attributes include substantial industry experience, including over 35 years of service with U.S. Bancorp Fund
Services, LLC (the fund accountant (“Fund Accountant”), Administrator, and Transfer Agent to the Trust) where he managed business development and the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support. He also served as a board member of U.S. Bancorp Fund Services, LLC and previously served as a board member of Quasar Distributors, LLC (the principal underwriter of many of the Trust’s series). The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the
Trust.
Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships. He is currently the Partner and Managing Director of Beacon Pointe Advisors,
LLC. Previously, he served as Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. He also previously served as Managing Director of Strong Private Client and as a
Manager of Wells Fargo Investments, LLC. The Board believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Swanson’s trustee attributes include substantial industry experience, including over 35 years of senior management and marketing experience with over 30 years dedicated to the financial services industry. He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses. He has also served as Chief Operating Officer and
Chief Marketing Officer of Van Kampen Investments, President and Chief Executive Officer of Scudder, Stevens & Clark, Canada,
Ltd., Managing Director and Head of Global Investment Products at Morgan Stanley, Director of Marketing for Morgan Stanley
Mutual Funds, Director of Marketing for Kemper Funds, and Executive Vice President and Head of Distribution for Calamos
Investments. The Board believes Mr. Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the
Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the
Board by reason thereof.
Trustee and Management Ownership of Fund Shares
The Fund had not commenced operations as of the date of this SAI and consequently, none of the Trustees or Officers of the Trust owned shares of the Fund as of such date.
Board Committees
Audit Committee. The Trust has an Audit Committee, which is comprised of all the Independent Trustees. The Audit Committee
reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.
Nominating & Governance Committee. The Trust has a Nominating & Governance Committee, which is comprised of all the
Independent Trustees. The Nominating & Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.
15
The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the Board.
Recommendations for consideration by the Nominating & Governance Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not fewer than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis. The Nominating &
Governance Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.
Board Consultant
Effective July 4, 2026, the Board engaged Kristina Nelson as a consultant to the Board with respect to its oversight of the Trust. In this role, Ms. Nelson attends all meetings of the Board and provides advice with respect to investment company operations and the investment management business as well as any other guidance that the Board may request from time to time. In exchange for her services, Ms. Nelson receives a retainer, paid quarterly, from the Trust. Ms. Nelson most recently was employed, since May 2010, by
U.S. Bancorp Fund Services LLC (Fund Services), the administrator to the Trust and its series and various other investment companies. In addition to her service as consultant to the Board, the Board has appointed Ms. Nelson to the Board as a trustee. That appointment is expected to become effective in early January 2027. Ms. Nelson’s consultant role will end when her appointment as trustee takes effect.
Trustee Compensation
The Trustees each receive an annual retainer of $98,000. The Chairman of the Audit Committee receives additional compensation of
$18,000, the Chairman of the Nominating & Governance Committee receives additional compensation of $8,000 and the Chairman of the Board receives $12,500, each annually. The Trustees each receive $8,000 for regularly scheduled meetings and $2,500 for additional meetings.
The following table sets forth the estimated compensation to be received by the Trustees for the Fund’s initial fiscal period ended
December 31, 2026, with such amounts paid by the Adviser from its management fee.

Name of Person/ Position	Estimated Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from the Funds and the Trust(2) Paid to Trustees
David A. Massart(3)	$1,696	N/A	N/A	$35,625
David M. Swanson(4)	$1,643	N/A	N/A	$34,500
Robert J. Kern(5)	$1,762	N/A	N/A	$37,000
(1)Trustee fees and expenses are allocated among the Fund and any other series comprising the Trust.
(2)The Trust includes other portfolios in addition to the Fund.
(3)Independent Trustee and Chairman
(4)Independent Trustee and Nominating & Governance Committee Chairman
(5)Independent Trustee and Audit Committee Chairman
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of the date of this SAI, there were no principal shareholders or control persons.
Investment Adviser and Sub-Adviser
Investment Adviser
Investment advisory services are provided to the Fund by the Adviser, Kensington Asset Management, LLC, pursuant to an investment advisory agreement (the “Advisory Agreement”).
16
Pursuant to the Advisory Agreement, the Adviser provides the Fund with investment research and advice and furnishes the Fund with an investment program consistent with the Fund’s investment objective and policies, subject to the supervision of the Board. The
Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board on the Fund’s investments and performance. The Adviser is solely responsible for making investment decisions on behalf of the Fund, but under the Advisory Agreement may delegate certain of its responsibilities to a sub-
adviser and is thereby responsible for the oversight of such sub-adviser. The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Fund, including the Adviser.
After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Fund; and
(ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.
The Advisory Agreement is terminable without penalty by the Trust, on behalf of the Fund, upon 60 days’ written notice to the
Adviser, when authorized by either: (i) a majority vote of the Fund’s shareholders; or (ii) by a vote of a majority of the Board or by the
Adviser upon 60 days’ written notice to the Trust. The Advisory Agreement will automatically terminate in the event of its
“assignment,” as defined under the 1940 Act. The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund a management fee computed daily and paid monthly, based on a percentage of the Fund’s average annual net assets, as specified in the Prospectus. Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the
Fund except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions);
(ii) fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the independent trustees); (iv) distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the
1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes);
(vi) any fees and expenses related to the provision of securities lending services; (vii) the advisory fee payable to the Adviser; and
(viii) all costs incurred in connection with shareholder meetings and all proxy solicitations (except for such shareholder meetings and proxy solicitations related to: (a) changes to the Investment Advisory Agreement, (b) changes in control at the Adviser or a sub-
adviser, (c) the election of any Board member who is an “interested person” of the Adviser (as that term is defined under Section
2(a)(19) of the 1940 Act), (d) matters initiated by the Adviser, or (e) any other matters that directly benefit the Adviser). The internal expenses of pooled investment vehicles in which the Fund may invest (acquired fund fees and expenses) are not expenses of the Fund and are not paid by the Adviser.
The Fund is new and has not paid fees to the Adviser pursuant to the Advisory Agreement as of the date of this SAI.
Sub-Adviser
The Adviser has engaged Liquid Strategies, LLC to serve as sub-adviser to the Fund. The Sub-Adviser, subject to the supervision of the Adviser, is responsible for the day-to-day management of the portion of the Fund’s portfolio allocated to it by the Adviser, including the purchase, retention, and sale of securities. The Sub-Adviser is a Delaware limited liability company located at 3550
Lenox Road, Suite 2550, Atlanta, Georgia 30326, and the Sub-Adviser is an SEC-registered investment adviser.
The Fund is new and the Sub-Adviser has not been paid sub-advisory fees with respect to the Fund as of the date of this SAI.
Portfolio Managers
As disclosed in the Prospectus, Shawn Gibson, Adam Stewart, CFA, and Elio Chiarelli, Ph.D., are the portfolio managers for the Fund
(each, a “Portfolio Manager” and, collectively, the “Portfolio Managers”).
The following table provides information regarding other accounts, excluding the Fund, managed by the Portfolio Managers as of July
31, 2026:
17

Portfolio Manager	Account Category	Number of Accounts	Total Assets in the Accounts (in millions)	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Shawn Gibson	Registered investment companies	11	$1,438	0	$0
	Other pooled investment vehicles	1	$81	0	$0
	Other Accounts	9	$298	0	$0
Adam Stewart	Registered investment companies	10	$1,288	0	$0
	Other pooled investment vehicles	1	$81	0	$0
	Other Accounts	9	$298	0	$0
Elio Chiarelli	Registered investment companies	2	$527	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
The Portfolio Managers’ management of “other accounts” may give rise to conflicts of interest in connection with the management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio
Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
Compensation
The Portfolio Managers will receive a blend of fixed salary, discretionary bonus, and distributions from the Sub-Adviser to the extent a portfolio manager has equity ownership in the Sub-Adviser. The Portfolio Managers’ compensation is not directly based on the performance or assets of the Fund. Each Portfolio Manager is also entitled to participate in the Sub-Adviser’s 401(k) retirement plan which is offered to all employees of the Sub-Adviser.
As of the date of this SAI, no portfolio manager of the Fund beneficially owned any shares of the Fund.
Service Providers
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at 615 East
Michigan Street, Milwaukee, Wisconsin, 53202, serves as the Administrator, Fund Accountant and Transfer Agent for the Fund.
Pursuant to the Fund Servicing Agreement between the Trust and Fund Services, Fund Services provides certain administrative services to the Fund including, among other responsibilities, portfolio accounting services, tax accounting services and furnishing financial reports, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the
Fund; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity,
Fund Services does not have any responsibility or authority for the investment management of the Fund. the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for its services, the Adviser pays
Fund Services a fee based on the Fund’s average daily net assets, subject to an annual minimum fee.
18
The Fund is new and the Adviser has not paid any administration fees to Fund Services with respect to the Fund as of the date of this
SAI.
Pursuant to a custody agreement between the Trust and the Fund, U.S. Bank N.A., an affiliate of Fund Services, serves as the custodian of the Fund’s assets (the “Custodian”). Pursuant to the custody agreement, the Custodian receives an annual fee from the
Adviser based on the Fund’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The
Custodian also is entitled to certain out-of-pocket expenses. The Custodian’s address is 1555 North RiverCenter Drive, Suite 302,
Milwaukee, Wisconsin, 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the
Fund. U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the
Fund may invest.
Legal Counsel
Morgan, Lewis & Bockius, LLP, 1111 Pennsylvania Avenue, NW, Washington, D.C. 20004, serves as counsel to the Trust and as independent legal counsel to the Board.
Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 875 E Wisconsin Ave, Suite 210, Milwaukee, Wisconsin 53202, serves as the independent registered public accounting firm for the Funds. Its services include auditing each Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., provides tax services as requested.
Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), 190 Middle Street, Suite 301, Portland, Maine 04101 pursuant to which the Distributor acts as the Fund’ principal underwriter and distributes shares. Shares are continuously offered for sale by the
Distributor only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of
Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial Industry Regulatory Authority (“FINRA”).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation
Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Purchase and Issuance of Shares in
Creation Units” below) or DTC Participants (as defined below).
The Distribution Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Fund, on 60 days’ written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the
Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.
Distribution (Rule 12b-1) Plan
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Fund does not presently intend to make any payments pursuant to the Plan. Continuance of the Plan with respect to the
Fund must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder with respect to the Fund without approval by a majority of the outstanding shares of any class of the Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.
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Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the
Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant
Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/
or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-
dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution Agreement.
Marketing Support Payments
The Adviser, out of its own profits and resources and without additional cost to the Fund or its shareholders, may provide cash payments or other compensation (“Support Payments”) to certain financial intermediaries who sell and/or promote the sale of shares of the Fund. Subject to and in accordance with the terms of the Fund’s prospectus, the Adviser may make Support Payments to such financial intermediaries related to marketing/distribution support, education training or support, shareholder servicing, sales meetings, inclusion on sales lists (including a preferred or select sales list), participation in sales programs, and for making shares of the Fund available to the intermediaries’ customers generally and in investment programs.
Support Payments made by the Adviser to intermediaries may be calculated in different ways, including: (1) as a percentage of net sales; (2) as a percentage of net assets; (3) as a flat fee; and, (4) in the case of payments to an affiliated broker-dealer, as a percentage of the expected annualized revenue to be received by the Adviser on new assets invested in the Fund as a result of the services provided by the affiliated broker-dealer with an offset for qualifying redemptions from the Fund.
The possibility of receiving, or the receipt of, such Support Payments as described above may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund and other ETFs.
Portfolio Transactions and Brokerage
The Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the
Fund’s portfolio transactions. Purchases and sales of securities on an exchange are effected through brokers that charge a commission while purchases and sales of securities in the OTC market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills)
usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price. The price of OTC securities usually includes an undisclosed commission or markup.
Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own
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accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors available, will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services.
Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion. The
Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its
Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.
While it is the Adviser’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-
dealer to execute portfolio transactions for the Fund, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the
Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.
Investment decisions for the Fund are made independently from those of other client accounts of the Adviser and its affiliates.
Nevertheless, it is often the case that identical securities will be acceptable for both the Fund and one or more of such other client accounts. In such event, the position of the Fund and such other client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.
Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA and the SEC.
Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Fund and/or client accounts.
The Fund is new and has not paid brokerage commissions as of the date of this SAI..
Portfolio Turnover
The Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Fund’s investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-
term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.
The Fund is new and does not have portfolio turnover information to report as of the date of this SAI.
21
Code of Ethics
The Trust and the Adviser have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These codes permit, subject to certain conditions, personnel of the Trust and Adviser to invest in securities that may be purchased or held by the Fund.
Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the Adviser the responsibility for voting proxies relating to portfolio securities held by the Fund as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Fund and its shareholders, taking into account the value of the Fund’s investments.
The Adviser’s Proxy Voting Policies and Procedures
The guiding principle by which the Adviser votes on all matters submitted to security holders is the maximization of the ultimate economic value of its clients’ holdings. The Adviser does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is the Adviser’s policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures.
It is the general policy of Adviser to vote on all matters presented to security holders in any proxy, and these policies and procedures have been designed with that in mind. However, the Adviser reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of the Adviser, the costs associated with voting such proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of the clients, in the judgment of the Adviser. Each vote is cast on a case-by-case basis, taking into consideration the Adviser’s contractual obligations to its clients and all other relevant facts and circumstances at the time of the vote. The Adviser may vote proxies related to the same security differently for each client.
For clients that have delegated to the Adviser the discretionary power to vote the securities held in their account, the Adviser does not generally accept any subsequent directions on specific matters presented to security holders or particular securities held in the account, regardless of whether such subsequent directions are from the client itself or a third party. The Adviser views the delegation of discretionary voting authority as an absolute choice for its clients. The Adviser’s clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.
Where the Adviser acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of a fund and, to the extent applicable, any proxy voting procedures or resolutions or other instructions approved by an authorized person of a fund.
Absent any legal or regulatory requirement to the contrary, it is generally the policy of the Adviser to maintain the confidentiality of the votes that it casts on behalf of its clients. Any registered investment companies managed by the Adviser disclose the votes cast on their behalf in accordance with all legal and regulatory requirements. Any client of the Adviser can obtain details of how the Adviser has voted the securities in its account by contacting the Adviser. The Adviser does not, however, generally disclose the results of voting decisions to third parties.
When available, the actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll-free, 866-303-8623, on the Fund’s website at https://
www.kensingtonassetmanagement.com/solutions/etfs-kpo/, or by accessing the SEC’s website at www.sec.gov.
Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and
Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT
Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to
22
determine the effectiveness of the Program. Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering
Compliance Officer.
Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.
Portfolio Holdings Information
The Board has adopted a policy regarding the disclosure of information about the Fund’s security holdings. The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”).
Purchase and Issuance of Shares in Creation Units
The Trust issues and redeems shares of the Fund only in large blocks, known as “Creation Units,” which amount may change from time to time. The Trust issues and sells shares of the Fund: (i) in Creation Units on a continuous basis through the Fund’s distributor, without a sales load (but subject to transaction fees), at its NAV per share next determined after receipt of an order, on any day the
Fund’s primary listing exchange is open for business (“Business Day”), in proper form pursuant to the terms of the Authorized
Participant Agreement (“Participant Agreement”); or (ii) pursuant to the dividend reinvestment service of The Depository Trust
Company (“DTC”). The NAV of the Fund’s shares is calculated each Business Day as of the close of regular trading on the Fund’s primary listing exchange, generally 4:00 p.m., Eastern time. The Fund will not issue or redeem fractional Creation Units.
Fund Deposit
The consideration for purchase of a Creation Unit of the Fund generally consist of the Deposit Securities and the Cash Component, computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of
Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-
Standard Charges”) may be recoverable from the purchaser of creation units.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an
amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or
Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation
Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).
The Fund through NSCC, makes available on each Business Day, immediately prior to the opening of business on the Exchange
(currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous
Business Day) for the Fund. A Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities or the required amount of
Deposit Cash, as applicable, is made available.
23
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund
Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any
Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized
Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit
Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).
Procedures for Purchase of Creation Units
To be eligible to place orders with the Distributor to purchase a Creation Unit of the Fund, an entity must be (i) a “Participating Party”,
i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the
“Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “BOOK ENTRY ONLY
SYSTEM” above). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a
Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant
Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover.
All orders to purchase shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement (the “Cut-Off Time”). Orders to purchase Creation Units on the next Business Day must be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. Orders to purchase Creation Units on the current Business Day must be submitted by 3:00 p.m. Eastern time on such Business Day or such earlier time as may be designated by the Fund and disclosed to Authorized Participants. The date on which an order to purchase
Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order
Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order
(e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a
Participant Agreement and that, therefore, orders to purchase shares directly from the Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant
Agreement and only a small number of such Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed on any day, the Fund will also generally not accept orders on such day. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. With respect to the Fund, the
Transfer Agent will notify the Distributor and Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the Cut-Off Time on the Business Day on which the order is placed.
Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer
Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities
(or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the
Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of
Deposit Securities or Deposit Cash, as applicable, to the account of the Fund or its agents by no later than 12:00 p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive all of the Deposit Securities,
24
or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. The “Settlement Date” for the Fund is generally the next Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as
applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the
Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant
Agreement and this SAI are properly followed.
Issuance of a Creation Unit
Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the next Business
Day following the day on which the purchase order is deemed received by the Distributor, unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act.
However, the Fund reserves the right to settle Creation Unit transactions on a basis other than the next Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The
Authorized Participant will be liable to the Fund for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash
Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00
p.m. Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Fund or its agents do not receive the
Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized
Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash
Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit
Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional
Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation Transaction Fee” will be charged in all cases, unless otherwise advised by the Fund, and Non-Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.
Acceptance of Orders of Creation Units
The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent in respect of the Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (d) the acceptance of the Fund
25
Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-
custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of
Fund Deposits nor will either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the
Custodian and the Distributor will not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.
Creation Transaction Fee
A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of
Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. The fixed creation fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the creation order costs associated with the order or another party, such as the Fund’s investment adviser, has agreed to pay such fee. In addition, the Fund may impose a
Non-Standard Charge of up to 2% of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the Fund. The Fund may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a Non-Standard
Charge on certain orders when the Fund’s investment adviser has determined that doing so is in the best interests of Fund shareholders, e.g. , for creation of orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard Creation Transaction Fee for the Fund is $300.
Risks of Purchasing Creation Units
There are certain legal risks unique to investors purchasing Creation Units directly from the Fund. Because the Fund’s shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities
Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Fund, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with the Fund’s shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the
Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities
Act.
Redemption
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF THE FUND, THE TRUST
WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors
26
should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.
With respect to the Fund, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the
Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of the Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of the Fund, redemption proceeds for a Creation Unit will consist of Fund Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any
Non-Standard Charges. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Cash Redemption Method
Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Fund, when full or partial cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized Participant will receive the cash equivalent of the
Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Redemption Transaction Fees
A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation
Units, and Authorized Participants will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. The fixed redemption fee may be waived on certain orders if the Fund’s custodian has determined to waive some or all of the redemption order costs associated with the order of another party, such as the Fund’s investment adviser, has agreed to pay such fee. In addition, the Fund may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. Investors who use the services of an Authorized
Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the
Redemption Transaction Fees and Non- Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The Non-Standard Charges are payable to the Fund as they incur costs in connection with the redemption of Creation Units, the receipt of Fund Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for the Fund is $300.
Procedures for Redemption of Creation Units
Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant
Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the
Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.
All orders to redeem shares directly with the Fund must be placed for one or more Creation Units and in the manner set forth in the
Participant Agreement and by the Cut-Off Time. Orders to redeem Creation Units on the next Business Day must be submitted as a
“Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. Orders to redeem
Creation Units on the current Business Day must be submitted by 3:00 p.m. Eastern time on such Business Day.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be
27
placed by the investor’s broker through an Authorized Participant which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant.
Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an
Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not
Authorized Participants.
Additional Redemption Procedures
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account the Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within one Business Day of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds may take longer than one Business Day after the day on which the redemption request is received in proper form. The aforementioned circumstances include exceptional large redemptions combined with exceptional market conditions such as a prolonged market closure. If neither the redeeming Shareholder nor the Authorized
Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the
Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund
Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund
(whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The
Authorized Participant may request the redeeming investor of the Shares or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
Because the portfolio securities of the Fund may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.
Determination of Net Asset Value
The NAV for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) on each day that such Exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed- income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.
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Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined under fair value pricing policies approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Adviser has been designated by the
Board as the valuation designee for the Fund and has been delegated the responsibility for making good faith, fair value determinations with respect to the Fund’s portfolio securities. When market prices are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under fair value pricing procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the Fund’s policies and procedures and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The
Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.
Securities traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq National Market System
(“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the last bid, ask or mean between the bid and the ask price, as determined by the Advisor and disclosed in the notes of the annual report. Equity securities traded in the over- the-counter market (“OTC”) market in which no last sales price is available will be valued at the average of the last bid prices obtained from two or more dealers unless there is only one dealer, in which case that dealer’s last bid price is used.
Stocks that are “thinly traded” or events occurring when a foreign market is closed but the Exchange is open may create a situation where a market quote would not be readily available. When a market quote is not readily available, the security’s value is based on
“fair value” as determined by procedures adopted by the Board. The Board will periodically review the reliability of the Fund’s fair value methodology. The Fund may hold portfolio securities, such as those traded on foreign exchanges that trade on weekends or other days when the Fund’s shares are not priced. Therefore, the value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.
Dividends and Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends,
Distributions and Taxes.”
General Policies
Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.
The Fund may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the
Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.
Dividend Reinvestment Service
The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker- dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both
29
income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the same Fund at NAV.
Distributions reinvested in additional shares of the Fund will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
Federal Income Taxes
The following is a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.
Regulated Investment Company (RIC) Status
The Fund will seek to qualify for treatment as a RIC under Subchapter M of the Code. Provided that for each tax year the Fund: (i)
meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of the Fund’s investment company taxable income for such year (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income for such year (the “Distribution Requirement”), the Fund itself generally will not be subject to federal income taxes to the extent the Fund’s income, including the Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-
term capital losses), is distributed to the Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships, generally including MLPs and certain LLCs (the “90% Test”). A second requirement for qualification as a RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships, generally including MLPs and certain LLCs (the “Asset Test”).
For purposes of the 90% Test, the character of income earned by certain entities in which the Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships and LLCs that are not publicly traded partnerships and that have not elected to be classified as corporations under applicable regulations) will generally pass through to the Fund. Consequently, in order to qualify as a RIC, the Fund may be required to limit its equity investments in such entities if they earn income that is nonqualifying income for purposes of the 90% Test.
If the Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.
Additionally, relief is provided for certain de minimis failures of the Asset Test where the Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, the Fund may be required to dispose of certain assets. If these relief provisions are not available to the Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject if certain requirements are met to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. If the Fund fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of
30
action to be beneficial to shareholders. If the Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.
For each year, the Fund intends to distribute substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If the Fund failed to satisfy the distribution requirement for any taxable year, it would be taxed as a regular corporation, with consequences generally similar to those described above.
If the Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. The Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in the Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
The Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute (and is not deemed to distribute) to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by the Fund and subject to corporate income tax will be considered to have been distributed. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax, but can make no assurances that all such tax liability will be eliminated.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income.
Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. The Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to the Fund and may not be distributed as capital gains to shareholders. Generally, the Fund may not carry forward any losses other than net capital losses. Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.
Taxation of Shareholders
Distributions of net capital gains that the Fund reports to a shareholder as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has owned the shares. Long-term capital gains are generally taxed to noncorporate shareholders at rates of up to 20%. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.
Subject to certain limitations and requirements, including holding period requirements, dividends reported by the Fund as qualified dividend income will be taxable to noncorporate shareholders at rates of up to 20%. In general, dividends may be reported by the Fund as qualified dividend income if they are paid from dividends received by the Fund on common and preferred stock of U.S. companies or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by the Fund with respect to the dividend-paying stocks in its portfolio. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. “Passive foreign investment companies” (described below) are not qualified foreign corporations for this purpose. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Noncorporate shareholders will only be eligible for the rates of up to 20% on the Fund’s qualified dividend income distributions if the shareholders also meet certain holding period requirements with respect to their shares in the Fund.
Certain dividends received by the Fund on stock of U.S. corporations (generally, dividends received by the Fund in respect of any share of stock (1) as to which the Fund has met certain holding period requirements and (2) that is held in an unleveraged position)
may be eligible for the dividends-received deduction generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-received deduction by the Fund. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their
31
risk of loss with respect to their Fund shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of “extraordinary dividends”
received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. The Fund’s investment strategies may significantly limit their ability to distribute dividends eligible for the dividends-
received deduction for corporations.
The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to Fund shareholders. If the Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a “substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income. In addition, dividends attributable to such income will not be eligible for the dividends-received deduction for corporate shareholders.
Although dividends generally will be treated as distributed when paid, any dividend declared by the Fund in October, November or
December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S.
federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. In addition, certain distributions made after the close of a taxable year of the Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.
Fund distributions, if any, that exceed the Fund’s current and accumulated earnings and profits may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.
The Fund’s shareholders will be notified annually as to the federal tax characterization of all distributions made by the Fund.
Distributions may be subject to state and local taxes.
U.S. individuals with income exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately and $200,000 in other cases) are subject to a 3.8%
Medicare contribution tax on all or a portion of their “net investment income,” which generally includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund or the redemption of Creation Units). This
3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
A taxable shareholder may wish to avoid investing in the Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
Shareholders who have not held Fund shares for a full year should be aware that the Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.
A sale of shares by a shareholder may give rise to a gain or loss. The difference between the selling price and the shareholder’s tax basis for the shares sold generally determines the amount of the gain or loss realized on the sale or exchange of shares. The tax basis of shares acquired by purchase will generally be based on the amount paid for shares and then may be subsequently adjusted for other applicable transactions as required by the Code. Contact the broker through whom you purchased your shares to obtain information with respect to the available basis reporting methods and elections for your account.
In general, any gain or loss realized upon a taxable disposition of shares will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares have been held for more than one year, and short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to the shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
32
An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The
Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Any gain or loss realized by an Authorized Participant upon a creation of Creation Units will be treated as capital gain or loss if the Authorized Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss.
Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the Authorized Participant for more than one year, and otherwise will be short-term capital gain or loss.
The Trust on behalf of the Fund has the right to reject an order for a purchase of Creation Units if the Authorized Participant (or a
group of Authorized Participants) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If the Fund does issue Creation Units to an Authorized Participant (or group of
Authorized Participants) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the
Fund, the Authorized Participant (or group of Authorized Participants) may not recognize gain or loss upon the exchange of securities for Creation Units.
An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the
Authorized Participant’s basis in the Creation Units. Any gain or loss realized by an Authorized Participant upon a redemption of
Creation Units will be treated as capital gain or loss if the Authorized Participant holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the Authorized
Participant for more than one year, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.
Due to the ability of the Authorized Participants to receive a full or partial cash redemption of Creation Units of the Fund, the Fund may be required to execute additional sale or exchange transactions which may increase the taxable income of the Fund and limit the tax efficiency of the Fund.
Taxation of Fund Investments
Certain of the Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the character of gains and losses realized by the Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve its qualification for treatment as a
RIC.
The Fund’s investments in options may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income and loss or capital gain and loss or whether capital gains and losses are long-term or short-term in nature, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Fund. It is anticipated that any net gain realized from the lapse or closing out of options contracts will be considered qualifying income for purposes of the 90%
requirement.
The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from
33
those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The
Fund does not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Fund, with the result that shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for any such taxes on their own tax returns.
Backup Withholding
The Fund will be required in certain cases to withhold (as “backup withholding”) at the applicable withholding rate and remit to the
U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4)
fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign Shareholders
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Gains realized by foreign shareholders from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph.
Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
The 30% withholding tax also will not apply to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain”
generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.
In the case of shares held through a broker, the broker may withhold even if the Fund reports a payment as an interest-related dividend or a short-term capital gain dividend. Non-U.S. shareholders should contact their brokers with respect to the application of these rules to their accounts.
Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities, and, after December 31, 2018, redemptions and certain capital gain dividends payable to such entities. A non-
U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A beneficial holder of shares who is a foreign person may be subject to foreign, state and local tax and to the U.S. federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.
Certain Potential Tax Reporting Requirements
Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
34
Other Issues
The Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of the Fund and of Fund shareholders with respect to distributions by the Fund may differ from federal tax treatment.
The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional
Information. Such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of federal, state, local and foreign taxes.
Financial Statements
As of the date of this SAI, the Fund has not yet commenced operations and, therefore, had not produced financial statements. Once available, you can obtain a copy of the financial statements contained in the Fund’s Annual or Semi-Annual Report.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
(Kensington Premium Opportunities ETF)
OTHER INFORMATION
Item 28.  Exhibits

(a)	(1)		Certificate of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s
Registration Statement on Form N-1A filed on October 24, 2017

(b)			Amended and Restated Bylaws – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)			Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)	(i)
Form of Investment Advisory Agreement between the Trust, on behalf of the
Kensington Hedged Premium Income ETF, and Kensington Asset Management,
LLC – incorporated herein by reference from Post-Effective Amendment No.
610 to the Trust’s Registration Statement on Form N-1A filed on August 30,
2024.

		(ii)
Form of Amendment to the Investment Advisory Agreement between the Trust on behalf of the Kensington Credit Opportunities ETF, Kensington Hedged
Premium Income ETF and Kensington Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 638 to the Trust’s
Registration Statement on Form N-1A filed on December 12, 2025.

		(iii)	Amendment to the Investment Advisory Agreement between the Trust, on behalf of the Kensington Premium Opportunities ETF, and Kensington Asset Management, LLC – filed herewith.
	(2)	(i)
Sub-Advisory Agreement between Kensington Asset Management, LLC and
Liquid Strategies, LLC – incorporated herein by reference from Post-Effective
Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

		(ii)
Form of Sub-Advisory Agreement between Kensington Asset Management,
L.L.C. and Liquid Strategies, LLC, on behalf of the Kensington Hedged
Premium Income ETF – incorporated herein by reference from Post-Effective
Amendment No. 610 to the Trust’s Registration Statement on Form N-1A filed on August 30, 2024.

		(iii)	Amendment to the Investment Sub-Advisory Agreement between Kensington Asset Management, LLC and Liquid Strategies, LLC, on behalf of the Kensington Premium Opportunities ETF – filed herewith.
(e)	(1)	(i)
ETF Distribution Agreement between the Trust and Quasar Distributors, LLC –
incorporated herein by reference from Post-Effective Amendment No. 521 to the
Trust’s Registration Statement on Form N-1A filed on December 20, 2021.

		(ii)
Fifth Amendment to the ETF Distribution Agreement between the Trust, on behalf of Kensington Asset Management LLC, and Quasar Distributors, LLC –
incorporated herein by reference from Post-Effective Amendment No. 638 to the
Trust’s Registration Statement on Form N-1A filed on December 12, 2025.

		(iii)	Form of Amendment to the ETF Distribution Agreement between the Trust, on behalf of Kensington Premium Opportunities ETF, and Quasar Distributors, LLC – filed herewith.
2

(f)			Bonus or Profit Sharing Contracts – not applicable
(g)	(1)	(i)
Custody Agreement between the Trust and U.S. Bank National Association –
incorporated herein by reference from Post-Effective Amendment No 571 to the
Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

(ii)
Exhibit to the Custody Agreement between the Trust and U.S. Bank National
Association – incorporated herein by reference from Post-Effective Amendment
No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26,
2023.

		(iii)	Amendment to the Custody Agreement between the Trust and U.S. Bank National Association adding the Kensington Premium Opportunities ETF – filed herewith.
(h)	(1)	(i)
Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services,
LLC – incorporated herein by reference from Post-Effective Amendment No.
571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

(ii)
Exhibit to the Fund Servicing Agreement between the Trust and U.S. Bancorp
Fund Services, LLC – incorporated herein by reference from Post-Effective
Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.

		(iii)	Amendment to the Fund Servicing Agreement between the Trust and U.S. Bank National Association adding the Kensington Premium Opportunities ETF – filed herewith.
(i)			Opinion and Consent of Counsel by Morgan, Lewis & Bockius, LLP for the Kensington Premium Opportunities ETF – filed herewith.
(j)	(1)		Consent of Independent Registered Public Accounting Firm for the Kensington Premium Opportunities ETF – not applicable.
(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and
David M. Swanson dated February 23, 2022 – incorporated herein by reference from Post-Effective Amendment No. 533 to the Trust’s Registration Statement
on Form N-1A filed on March 18, 2022.

(k)			Omitted Financial Statements – not applicable.
(l)			Seed Capital Agreements – incorporated herein by reference to the Trust's registration statement on Form N-1A filed on May 5, 2011.
(m)			Form of Amended and Restated Rule 12b-1 Plan – filed herewith.
(n)			Multiple Class Plan (Rule 18f-3) – not applicable
(o)			Reserved
(p)	(1)		Code of Ethics for the Trust – incorporated herein by reference from Post- Effective Amendment No. 560 to Trust’s Registration Statement on Form N-1A filed on February 27, 2023.
	(2)		Code of Ethics for Kensington Asset Management, LLC – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.
	(3)		Code of Ethics for Liquid Strategies, LLC. – incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s Registration Statement on Form N-1A filed on May 26, 2023.
Item 29.  Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
3
Item 30.  Indemnification
Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and
Declaration of Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the
Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the
1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S.
Securities and Exchange Commission, such indemnification is against public policy as expressed in the
1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”
Item 31.  Business and Other Connections of Investment Adviser
With respect to the Adviser and Sub-Adviser, the response to this Item will be incorporated by reference to each of the Adviser’s and Sub-Adviser’s Uniform Applications for Investment Adviser
Registration (“Form ADV”) on file with the SEC.  The Adviser’s and Sub-Adviser’s Form ADV may be
obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
Item 32.  Principal Underwriter.
(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.          Abacus FCF ETF Trust
2.          Advisor Managed Portfolios
3.          Antares Private Credit Fund
4.          Capital Advisors Growth Fund, Series of Advisors Series Trust
5.          Chase Growth Fund, Series of Advisors Series Trust
6.          Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.          Edgar Lomax Value Fund, Series of Advisors Series Trust
8.          Huber Large Cap Value Fund, Series of Advisors Series Trust
9.          Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.        Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.        Huber Small Cap Value Fund, Series of Advisors Series Trust
12.        Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.        Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.        Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.        O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.        PIA BBB Bond Fund, Series of Advisors Series Trust
4
17.        PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.        PIA High Yield Fund, Series of Advisors Series Trust
19.        PIA MBS Bond Fund, Series of Advisors Series Trust
20.        PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.        Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.        Poplar Forest Partners Fund, Series of Advisors Series Trust
23.        Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.        Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.        Pzena International Value ETF, Series of Advisors Series Trust
26.        Pzena International Value Fund, Series of Advisors Series Trust
27.        Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.        Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.        Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.        Vox populi ETF, Series of Advisors Series Trust
31.        Scharf ETF, Series of Advisors Series Trust
32.        Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.        Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.        Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.        Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.        The Aegis Funds
37.        Allied Asset Advisors Funds
38.        Angel Oak Funds Trust
39.        Angel Oak Strategic Credit Fund
40.        Brookfield Infrastructure Income Fund Inc.
41.        Brookfield Investment Funds
42.        Buffalo Funds
43.        RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.        RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.        RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.        DoubleLine Funds Trust
47.        AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series
Solutions
48.        AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49.        AAM Crescent CLO ETF, Series of ETF Series Solutions
50.        AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series
Solutions
51.        AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.        AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
53.        AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
54.        AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
55.        AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
56.        AAM Transformers ETF, Series of ETF Series Solutions
57.        Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
58.        Aptus April Buffer, Series of ETF Series Solutions
59.        Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.        Aptus Deferred Income ETF, Series of ETF Series Solutions
61.        Aptus Defined Risk ETF, Series of ETF Series Solutions
62.        Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.        Aptus Enhanced Yield ETF, Series of ETF Series Solutions
5
64.        Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.        Aptus January Buffer ETF, Series of ETF Series Solutions
66.        Aptus July Buffer ETF, Series of ETF Series Solutions
67.        Aptus Laddered Buffer ETF, Series of ETF Series Solutions
68.        Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
69.        Aptus Large Cap Upside ETF, Series of ETF Series Solutions
70.        Aptus October Buffer ETF, Series of ETF Series Solutions
71.        Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
72.        Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
73.        Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
74.        BTD Capital Fund, Series of ETF Series Solutions
75.        Carbon Strategy ETF, Series of ETF Series Solutions
76.        ClearShares OCIO ETF, Series of ETF Series Solutions
77.        ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
78.        ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
79.        Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions
80.        Distillate International Fundamental Stability & Value ETF, Series of ETF Series
Solutions
81.        Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
82.        Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
83.        ETFB Green SRI REITs ETF, Series of ETF Series Solutions
84.        Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
85.        Hoya Capital Housing ETF, Series of ETF Series Solutions
86.        LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
87.        LHA Market State Tactical Q ETF, Series of ETF Series Solutions
88.        LHA Risk-Managed Income ETF, Series of ETF Series Solutions
89.        McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
90.        Opus Small Cap Value ETF, Series of ETF Series Solutions
91.        The Acquirers Fund, Series of ETF Series Solutions
92.        The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
93.        The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
94.        U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
95.        U.S. Global JETS ETF, Series of ETF Series Solutions
96.        U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
97.        U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
98.        US Vegan Climate ETF, Series of ETF Series Solutions
99.        First American Funds Trust
100.      FundX Investment Trust
101.      The Glenmede Fund, Inc.
102.      The GoodHaven Funds Trust
103.      Harding, Loevner Funds, Inc.
104.      Hennessy Funds Trust
105.      Horizon Funds
106.      Hotchkis & Wiley Funds
107.      Intrepid Capital Management Funds Trust
108.      Jacob Funds Inc.
109.      The Jensen Quality Growth Fund Inc.
110.      Kirr, Marbach Partners Funds, Inc.
111.      Core Alternative ETF, Series of Listed Funds Trust
6
112.      Optimized Equity Income ETF, Series of Listed Funds Trust
113.      Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
114.      Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
115.      LKCM Funds
116.      LoCorr Investment Trust
117.      MainGate Trust
118.      Kensington Active Advantage Fund, Series of Managed Portfolio Series
119.      Kensington Credit Opportunities ETF, Series of Managed Portfolio Series
120.      Kensington Defender Fund, Series of Managed Portfolio Series
121.      Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
122.      Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
123.      Kensington Managed Income Fund, Series of Managed Portfolio Series
124.      LK Balanced Fund, Series of Managed Portfolio Series
125.      Leuthold Core ETF, Series of Managed Portfolio Series
126.      Leuthold Core Investment Fund, Series of Managed Portfolio Series
127.      Leuthold Global Fund, Series of Managed Portfolio Series
128.      Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
129.      Leuthold Select Industries ETF, Series of Managed Portfolio Series
130.      Muhlenkamp Fund, Series of Managed Portfolio Series
131.      Nuance Concentrated Value Fund, Series of Managed Portfolio Series
132.      Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
133.      Olstein All Cap Value Fund, Series of Managed Portfolio Series
134.      Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
135.      Port Street Quality Growth Fund, Series of Managed Portfolio Series
136.      Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
137.      Reinhart International PMV Fund, Series of Managed Portfolio Series
138.      Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
139.      Tremblant Global ETF, Series of Managed Portfolio Series
140.      Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
141.      Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
142.      Hood River International Opportunity Fund, Series of Manager Directed Portfolios
143.      Hood River New Opportunities Fund, Series of Manager Directed Portfolios
144.      Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
145.      SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
146.      SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
147.      SWP Growth & Income ETF, Series of Manager Directed Portfolios
148.      Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
149.      Mason Capital Fund Trust
150.    Matrix Advisors Funds Trust
151.    Monetta Trust
152.    Nicholas Equity Income Fund, Inc.
153.    Nicholas Fund, Inc.
154.    Nicholas II, Inc.
155.    Nicholas Limited Edition, Inc.
156.    Oaktree Asset-Backed Income Fund Inc.
157.    Oaktree Diversified Income Fund Inc.
158.    Permanent Portfolio Family of Funds
150.    Procure ETF Trust II
160.    Professionally Managed Portfolios
7
161.    Provident Mutual Funds, Inc.
162.    Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
163.    Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
164.    Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
165.    Aquarius International Fund, Series of The RBB Fund, Inc.
166.    Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
167.    Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
168.    Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
169.    Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
170.    Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
171.    Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
172.    F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
173.    F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174.    F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.    F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
176.    F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
177.    F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
178.    F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
179.    F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
180.    F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
181.    F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
182.    F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
183.    F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB
Fund, Inc.
184.    F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
185.    F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
186.    F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
187.    F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
188.    F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
189.    F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
190.    F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
191.    F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
192.    F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
193.    F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
194.    Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
195.    Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
196.    Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
197.    Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
198.    Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
199.    Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
200.    Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
201.    Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
202.    Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
203.    MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
204.    Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
205.    SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
206.    SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
207.    SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
208.    SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
8
209.    SGI Global Equity Fund, Series of The RBB Fund, Inc.
210.    SGI Peak Growth Fund, Series of The RBB Fund, Inc.
211.    SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
212.    SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
213.    SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
214.    SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
215.    WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
216.    WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
217.    The RBB Fund Trust
218.    RBC Funds Trust
219.    Rockefeller Municipal Opportunities Fund
220.    SEG Partners Long/Short Equity Fund
221.    Series Portfolios Trust
222.    Thompson IM Funds, Inc.
223.    Tortoise Capital Series Trust
224.    Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
225.    Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
226.    CrossingBridge Low Duration High Income Fund, Series of Trust for Professional
Managers
227.    CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional
Managers
228.    CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
229.    CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
230.    RiverPark Strategic Income Fund, Series of Trust for Professional Managers
231.    Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
232.    Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
233.    Jensen Quality MidCap Fund, Series of Trust for Professional Managers
234.    Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
235.    Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
236.    Wall Street EWM Funds Trust
(b)The following are the Officers and Manager of the Distributor, the Registrant’s
underwriter.  The Distributor’s main business address is 190 Middle Street, Suite 301,
Portland, ME 04101.
9

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)Not applicable.
Item 33.  Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company
Act of 1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Kensington Asset Management, LLC Barton Oaks Plaza, Bldg II 901 S Mopac Expressway, Suite 225 Austin, Texas 78746
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Item 34.  Management Services
Not applicable.
Item 35.  Undertakings
Not applicable.
10
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 652 to its
Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the
Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment
No. 652 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 24th day of August,
2026.
Managed Portfolio Series
By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration
Statement has been signed below by the following persons in the capacities and on the 24th day of
August, 2026.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Aaron G. Johanson	Treasurer, Principal Financial Officer, and Principal Accounting Officer
Aaron G. Johanson

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney